Marketable Securities (Schedule of Investment Securities In Continuous Unrealized Loss Position) (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Investment securities, continuous unrealized loss position, Fair Value		$ 120,288
Investment securities, continuous unrealized loss position, Less Than 12 Months		1,354
Corporate Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities, continuous unrealized loss position, Fair Value		120,288
Investment securities, continuous unrealized loss position, Less Than 12 Months		1,354
Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities, continuous unrealized loss position, Fair Value
Investment securities, continuous unrealized loss position, Less Than 12 Months